Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment	$ 473,238	$ 323,099	$ 321,913
Additions other than through business combinations, property, plant and equipment	3,665	1,186
Acquisitions through business combinations, property, plant and equipment	139,329
Increase (decrease) through net exchange differences, property, plant and equipment	7,145
Land [member]
Property, plant and equipment	302,347	302,050	302,050
Additions other than through business combinations, property, plant and equipment
Disposals, property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	290
Increase (decrease) through net exchange differences, property, plant and equipment	7
Fixtures and fittings [member]
Property, plant and equipment	72,708	60,001	55,480
Additions other than through business combinations, property, plant and equipment	5,852	5,008
Disposals, property, plant and equipment	(2,326)	(487)
Acquisitions through business combinations, property, plant and equipment	8,801
Increase (decrease) through net exchange differences, property, plant and equipment	380
Machinery [member]
Property, plant and equipment	65,383
Additions other than through business combinations, property, plant and equipment	7,817
Acquisitions through business combinations, property, plant and equipment	54,723
Increase (decrease) through net exchange differences, property, plant and equipment	2,843
Computer Equipment [Member]
Property, plant and equipment	15,567
Additions other than through business combinations, property, plant and equipment	2,872
Acquisitions through business combinations, property, plant and equipment	12,231
Increase (decrease) through net exchange differences, property, plant and equipment	464
Vehicles [Member]
Property, plant and equipment	20,913
Additions other than through business combinations, property, plant and equipment	958
Acquisitions through business combinations, property, plant and equipment	18,980
Increase (decrease) through net exchange differences, property, plant and equipment	975
Leasehold Improvements [Member]
Property, plant and equipment	44,916
Acquisitions through business combinations, property, plant and equipment	42,532
Increase (decrease) through net exchange differences, property, plant and equipment	2,384
Equipment in transit [Member]
Property, plant and equipment	10,933
Additions other than through business combinations, property, plant and equipment	9,069
Acquisitions through business combinations, property, plant and equipment	1,772
Increase (decrease) through net exchange differences, property, plant and equipment	92
Gross carrying amount [member]
Property, plant and equipment	462,305	323,099	321,913
Additions other than through business combinations, property, plant and equipment	(5,404)	1,186
Acquisitions through business combinations, property, plant and equipment	137,557
Increase (decrease) through net exchange differences, property, plant and equipment	7,053
Accumulated depreciation and amortisation [member]
Property, plant and equipment	(59,529)	(38,952)	$ (35,617)
Additions other than through business combinations, property, plant and equipment	(22,903)	(3,822)
Disposals, property, plant and equipment	$ 2,326	$ 487